TAX PAYABLE	12 Months Ended
Dec. 31, 2020
TAX PAYABLE
NOTE 10 - TAX PAYABLE	As of December 31, 2020, tax payable of $828,695 is consist of PRC corporate income tax at the rate of 25%, Value-added Tax of 6% and PRC Urban construction tax and levies.